Taxation (Details) ¥ in Millions				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 CNY (¥)
Taxation [Line Items]
Income tax rate	25.00%	2.50%	5.00%	(23.50%)	15.60%	122.00%
Operating loss carryforwards				$ 213,249
Change in valuation allowance				$ 201,476	$ 53,405	$ 121,989
Hong Kong [Member]
Taxation [Line Items]
Effective tax rate				16.50%
People Republic of China [Member]
Taxation [Line Items]
Operating loss carryforwards | ¥							¥ 1.0